UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22482

Nuveen Energy MLP Total Return Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	November 30
Date of reporting period:	August 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Energy MLP Total Return Fund (JMF)
August 31, 2013

Shares/
Units	Description (1)	Value
Master Limited Partnerships & MLP Affiliates - 151.3% (99.9% of Total Investments)
Energy Equipment & Services - 1.2% (0.8% of Total Investments)
320,336	Exterran Partners LP	$ 8,946,984
Oil, Gas & Consumable Fuels - 150.1% (99.1% of Total Investments)
647,590	Access Midstream Partners LP	29,536,580
181,545	Alliance Holdings GP LP	11,154,125
125,925	Alliance Resource Partners LP	9,479,634
625,438	Atlas Pipeline Partners LP	24,266,994
764,010	Boardwalk Pipeline Partners LP	22,966,141
510,900	Buckeye Partners LP	35,763,000
434,123	Buckeye Partners LP, Class B Shares, (2), (3), (4)	29,910,808
122,671	Crestwood Midstream Partners LP	3,182,086
601,005	Crosstex Energy LP	11,250,814
1,267,469	DCP Midstream Partners LP	60,749,789
491,590	Delek Logistics Partners LP	14,551,064
1,557,602	Energy Transfer Equity LP	100,200,535
1,485,804	Enterprise Products Partners LP	88,286,474
475,760	EQT Midstream Partners LP	22,784,146
1,012,525	EV Energy Partners LP	36,947,037
741,252	Genesis Energy LP	36,076,735
341,180	Golar LNG Partners LP	11,088,350
2,352,805	Inergy LP	32,327,541
1,665,885	Inergy Midstream LP	38,715,167
62,889	Kinder Morgan Energy Partners LP	5,129,227
663,137	Kinder Morgan Management LLC, (2)	52,944,858
1,449,355	Kinder Morgan Inc	54,974,035
34,810	Knot Offshore Partners LP	837,181
1,069,451	Magellan Midstream Partners LP	58,028,411
801,895	MarkWest Energy Partners LP	53,558,567
135,410	Oiltanking Partners LP	6,567,385
709,615	Oxford Resource Partners LP	1,639,211
1,638,298	Plains All American Pipeline LP	82,832,347
152,745	QEP Midstream Partners LP, (5)	3,459,674
141,850	Rose Rock Midstream LP	4,634,240
754,910	Southcross Energy Partners LP	14,199,857
188,550	Tallgrass Energy Partners LP	4,276,314
511,955	TC PipeLines LP	24,737,666
692,635	Teekay Offshore Partners LP	22,005,014
341,910	Tesoro Logistics LP	18,326,376
372,575	Western Gas Partners LP	22,034,086
448,690	Western Gas Equity Partners LP	17,669,412
1,809,422	Williams Partners LP	89,258,787
169,715	World Point Terminals LP, (5)	3,411,272
Total Oil, Gas & Consumable Fuels	1,159,760,940
Total Master Limited Partnerships & MLP Affiliates (cost $949,554,864)	1,168,707,924

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
Short-Term Investments - 0.1% (0.1% of Total Investments)
$ 1,024	Repurchase Agreement with State Street Bank, dated 8/30/13, repurchase price $1,023,744, collateralized by $1,045,000 U.S. Treasury Notes, 0.250%, due 2/15/15, value $1,044,820	0.000%	9/03/13	$ 1,023,744
Total Short-Term Investments (cost $1,023,744)	1,023,744
Total Investments (cost $950,578,608) - 151.4%	1,169,731,668
Borrowings - (36.6)% (6), (7)	(283,000,000)
Other Assets Less Liabilities - (14.8)% (8)	(114,181,147)
Net Assets - 100%	$ 772,550,521

Investments in Derivatives as of August 31, 2013

Swaps outstanding:

Fund	Fixed Rate	Unrealized
Notional	Pay/Receive	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	(Annualized)	Frequency	Date (9)	Date	(Depreciation) (8)
JPMorgan	$ 96,375,000	Receive	1-Month USD-LIBOR	1.498%	Monthly	12/01/14	12/01/18	$ 2,732,157
JPMorgan	96,375,000	Receive	1-Month USD-LIBOR	1.995	Monthly	12/01/14	12/01/20	4,353,465
$ 192,750,000	$ 7,085,622

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

Level 1	Level 2	Level 3	Total
Long-Term Investments:
Master Limited Partnerships & MLP Affiliates	$ 1,138,797,116	$ 29,910,808	$ –	$ 1,168,707,924
Short-Term Investments:
Repurchase Agreements	–	1,023,744	–	1,023,744
Derivatives:
Swaps*	–	7,085,622	–	7,085,622
Total	$ 1,138,797,116	$ 38,020,174	$ –	$ 1,176,817,290

* Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

Income Tax Information

As of August 31, 2013, the cost of investments (excluding investments in derivatives) was $952,021,842.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of August 31, 2013, were as follows:

Gross unrealized:
Appreciation	$ 247,713,557
Depreciation	(30,003,731)

Net unrealized appreciation (depreciation) of investments	$ 217,709,826

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.

(2)	Distributions are paid in-kind.

(3)	For fair value measurement disclosure purposes, Master Limited Partnership & MLP Affiliates classified as Level 2.

(4)	Security is restricted and may be resold only in transactions exempt from registration, normally to qualified institutional buyers.

(5)	Represents a new issue security. Security has not made an initial distribution to shareholders.

(6)	Borrowings as a percentage of Total Investments is 24.2%.

(7)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of the end of the reporting period, investments with a value of $662,898,243 have been pledged as collateral for Borrowings.

(8)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

(9)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each swap contract.

USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Energy MLP Total Return Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: October 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: October 30, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: October 30, 2013